Bank Loans (Details)							12 Months Ended
	Jun. 11, 2025 USD ($)	Jun. 10, 2025 USD ($)	May 28, 2025	Mar. 05, 2025 USD ($)	Mar. 03, 2025 USD ($)	May 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Jun. 10, 2025 CNY (¥)	May 06, 2025 USD ($)	May 06, 2025 CNY (¥)	Mar. 05, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)	May 30, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Mar. 20, 2024 CNY (¥)	Mar. 19, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 CNY (¥)
Wuxi Libang [Member]
Bank Loans [Line Items]
Working capital loan					$ 1,400,000			¥ (558,768,000,000)		$ 2,500,000	¥ 18,000,000		¥ 10,000,000
Suzhou Deji [Member]
Bank Loans [Line Items]
Credit facilities																				$ 202,554	¥ 1,450,000	$ 300,000	¥ 2,100,000
Loan maturity date							March 18, 2027
Jiangsu Suzhou [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Suzhou Deji [Member]
Bank Loans [Line Items]
Credit facilities																		$ 768,306	¥ 5,500,000			300,000	2,100,000
Loan maturity date							March 19, 2027
Jiangsu Suzhou [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Suzhou Deji Two [Member]
Bank Loans [Line Items]
Credit facilities																		$ 733,384	¥ 5,250,000			300,000	2,100,000
Loan maturity date							March 19, 2027
Jiangsu Suzhou Two [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Suzhou Deji Three [Member]
Bank Loans [Line Items]
Credit facilities																	¥ 698,461					300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Three [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Suzhou Deji Four [Member]
Bank Loans [Line Items]
Credit facilities																						300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Four [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Jiangsu Suzhou Seven [Member]
Bank Loans [Line Items]
Credit facilities																¥ 450,000,000,000						3,900,000	27,700,000
Suzhou Deji Seven [Member]
Bank Loans [Line Items]
Credit facilities															$ 62,861							300,000	2,100,000
Suzhou Deji Eight [Member]
Bank Loans [Line Items]
Credit facilities															104,769	750,000,000,000
Suzhou Deji Six [Member]
Bank Loans [Line Items]
Credit facilities															502,892	3,600,000						300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Six [Member]
Bank Loans [Line Items]
Credit facilities																						3,900,000	27,700,000
Suzhou Deji Five [Member]
Bank Loans [Line Items]
Credit facilities															$ 698,461	¥ 5,000,000						300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Five [Member]
Bank Loans [Line Items]
Credit facilities																						$ 3,900,000	¥ 27,700,000
Li Bang Kitchen Appliance [Member]
Bank Loans [Line Items]
Loan maturity date	June 10, 2026		May 28, 2026
Working capital loan	$ (139,692)	$ (377,169)						¥ 1,000,000	¥ 2,700,000			¥ 10,000,000		¥ 3,000,000
Jiangyin [Member]
Bank Loans [Line Items]
Loan maturity date				March 2, 2026
Working capital loan				$ 1,400,000
China Merchants Bank Co., Ltd [Member]
Bank Loans [Line Items]
Loan maturity date		June 10, 2026
Jiangsu Bank Co., Ltd [Member]
Bank Loans [Line Items]
Loan maturity date						May 29, 2025
Working capital loan						$ (419,076)
Jiangyin Rural Commercial Bank [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | Wuxi Libang [Member]
Bank Loans [Line Items]
Credit facility amount					698,461								¥ 5,000,000
Line of credit					$ 3.5
Debt instrument term					1 year